Commonwealth Australia/New Zealand Fund
Schedule of Investments
July 31, 2026 - (Unaudited)
COMMON STOCKS ( 98 .31% ) Sh ar e s F air V alu e
Australia ( 32 .34% )
Application Software ( 0 .80% )
Pro Medicus Ltd. 500 $ 57,120
WiseTech Global Ltd. 2,000 51,130
108,250
Base Metals ( 0 .12% )
Lotus Resources Ltd.
(a)
94,782 16,021
Biotech ( 1 .60% )
CSL Ltd. 2,500 216,670
Containers & Packaging ( 4 .71% )
Brambles Ltd. 46,216 637,629
Data Center REITs ( 1 .32% )
DigiCompany Infrastructure REIT 100,000 178,885
Diversified Banks ( 2 .07% )
Macquarie Group Ltd. 1,574 280,558
Environmental & Facilities Services ( 1 .53% )
Cleanaway Waste Management Ltd. 125,946 207,559
Gas Utilities ( 2 .45% )
APA Group 46,187 331,464
Health Care Facilities ( 0 .88% )
Ramsay Health Care Ltd. 3,816 119,164
Health Care Services ( 2 .09% )
Sonic Healthcare Ltd. 18,382 283,000
Industrial REITs ( 0 .46% )
Goodman Group 3,000 62,899
Information Technology ( 0 .49% )
NEXTDC Ltd.
(a)
7,000 65,864
Infrastructure Software ( 0 .73% )
xReality Group Ltd.
(a)
2,000,000 98,599
Iron ( 0 .50% )
BHP Group Ltd. - ADR 800 67,592
Medical Devices ( 1 .09% )
Cochlear Ltd. 1,750 147,824
Mineral & Precious Stone Mining ( 2 .06% )
Lynas Rare Earth Ltd. - ADR
(a)
28,500 279,300
P&C Insurance ( 2 .73% )
QBE Insurance Group Ltd. 17,797 309,966
Suncorp Group Ltd. 4,451 60,155
370,121
Retail REITs ( 1 .18% )
Scentre Group Ltd. 57,779 159,514

Commonwealth Australia/New Zealand Fund
Schedule of Investments (continued)
July 31, 2026 - (Unaudited)
COMMON STOCKS (98.31%) - (continued) Sh ar e s F air V alu e
Transport Operations & Services ( 1 .30% )
Transurban Group 16,885 $ 176,116
Wireless Telecommunications ( 4 .23% )
Telstra Corp. Ltd. 162,198 573,445
Total Australia 4,380,474
New Zealand ( 64 .14% )
Alcoholic Beverages ( 0 .39% )
Delegat Group Ltd. 21,456 53,488
Courier Services ( 6 .24% )
Freightways Ltd. 103,540 845,137
Flow Control Equipment ( 4 .54% )
Skellerup Holdings Ltd. 150,000 614,392
Food & Drug Stores ( 1 .81% )
Green Cross Health Ltd. 211,796 245,273
Health Care Facilities ( 3 .44% )
Oceania Healthcare Ltd.
(a)
457,544 203,587
Ryman Healthcare Ltd.
(a)
207,600 261,825
465,412
Health Care Supply Chain ( 0 .96% )
AFT Pharmaceuticals Ltd. 46,000 130,398
Home Products Stores ( 3 .67% )
Briscoe Group Ltd. 183,520 497,520
Life Science & Diagnostics ( 0 .94% )
Pacific Edge Ltd.
(a)
800,000 127,299
Logistics Services ( 6 .02% )
Mainfreight Ltd. 20,000 815,653
Measurement Instruments ( 4 .18% )
ikeGPS Group Ltd.
(a)
831,366 565,905
Medical Devices ( 0 .43% )
Aroa Biosurgery Ltd.
(a)
145,000 58,208
P&C Insurance ( 2 .59% )
Tower Ltd. 320,000 350,778
Packaged Food ( 1 .76% )
Sanford Ltd. 60,000 238,685
Power Generation ( 11 .31% )
Contact Energy Ltd. 30,603 164,125
Infratil Ltd. 156,975 1,367,332
1,531,457
Transport Operations & Services ( 15 .86% )
Port of Tauranga Ltd. 55,000 262,553

Commonwealth Australia/New Zealand Fund
Schedule of Investments (continued)
July 31, 2026 - (Unaudited)
COMMON STOCKS (98.31%) - (continued) Sh ar e s F air V alu e
Transport Operations & Services (15.86%) - continued
South Port New Zealand Ltd. 376,010 $ 1,883,595
2,146,148
Total New Zealand 8,685,753
United States ( 1 .83% )
Fabricated Metal & Hardware ( 1 .83% )
Reliance Worldwide Corp. Ltd. 100,000 247,905
Total United States 247,905
Total Common Stocks (Cost $7,081,296) 13,314,132
MONEY MARKET FUNDS ( 0 .03% )
Federated Hermes Government Obligations Fund, Institutional
Class, 3.52%
(b)
3,737 3,737
Total Money Market Funds (Cost $3,737) 3,737
Total Investments — (98.34%)
    (Cost $7,085,033) 13,317,869
Other Assets in Excess of Liabilities (1.66%) 224,693
NET ASSETS — 100.00% $ 13,542,562
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2026.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Africa Fund
Schedule of Investments
July 31, 2026 - (Unaudited)
COMMON STOCKS ( 97.27% ) Sh ar e s F air V alu e
Egypt ( 1.49% )
Banks ( 1.49% )
Commercial International Bank Egypt SAE - GDR 38,028 $ 103,521
Total Egypt 103,521
South Africa ( 90.28% )
Agricultural Chemicals ( 3.48% )
Omnia Holdings Ltd. 38,000 242,080
Agricultural Producers ( 4.03% )
Astral Foods Ltd. 12,200 156,949
Oceana Group Ltd. 28,000 123,670
280,619
Automotive Retailers ( 4.00% )
Bidvest Group Ltd. 9,000 135,053
Motus Holdings Ltd. 22,500 143,294
278,347
Banks ( 20.77% )
Capitec Bank Holdings Ltd. 3,000 856,705
FirstRand Ltd. 23,200 138,766
Nedbank Group Ltd. 6,000 101,506
Standard Bank Group Ltd. - ADR 17,300 348,075
1,445,052
Building Construction ( 1.66% )
Wilson Bayly Holmes-Ovcon Ltd. 12,100 115,669
Coal Mining ( 1.78% )
Exxaro Resources Ltd. 10,000 123,534
Consumer Elec & Applc Whslrs ( 4.13% )
DataTec Ltd. 56,018 287,553
Containers & Packaging ( 1.73% )
Nampak Ltd.
(a)
4,500 120,100
Food & Beverage Wholesalers ( 1.84% )
Bid Corp. Ltd. 4,667 128,039
Food & Drug Stores ( 2.25% )
Shoprite Holdings Ltd. - ADR 9,000 156,308
Institutional Brokerage ( 0.72% )
Coronation Fund Managers Ltd. 19,500 50,108
Internet Media & Services ( 3.93% )
Naspers Ltd., N Shares 5,200 273,254
Iron ( 1.48% )
Kumba Iron Ore Ltd. 6,500 103,183
Life & Health Insurance ( 2.58% )
Momentum Metropolitan Holdings 72,000 179,289

Africa Fund
Schedule of Investments (continued)
July 31, 2026 - (Unaudited)
COMMON STOCKS (97.27%) - (continued) Sh ar e s F air V alu e
Life Insurance ( 2.74% )
Discovery Ltd. 12,000 $ 190,869
Marine Shipping ( 3.72% )
Grindrod Ltd. 160,000 258,817
Other Financial Services ( 1.16% )
Old Mutual Ltd. 100,000 80,900
Paper & Pulp Mills ( 0.42% )
Sappi Ltd.
(a)
41,000 29,540
Precious Metals ( 8.60% )
Anglo American Platinum Ltd. 1,100 82,379
Gold Fields Ltd. - ADR 8,200 265,844
Harmony Gold Mining Co. Ltd. 3,500 55,230
Impala Platinum Holdings Ltd. 12,500 136,343
Sibanye Stillwater Ltd. 27,000 58,360
598,156
Real Estate Services ( 4.36% )
Vukile Property Fund Ltd. 198,000 303,007
Self-Storage Owners & Developers ( 1.86% )
Stor-Age Property REIT Ltd. 130,000 129,259
Specialty & Generic Pharmaceuticals ( 1.82% )
Aspen Pharmacare Holdings Ltd. 14,000 126,418
Specialty Apparel Stores ( 1.76% )
Mr. Price Group Ltd. 11,900 122,558
Wealth Management ( 3.57% )
Alexander Forbes Group Holdings Ltd. 170,000 74,899
PSG Konsult Ltd. 85,000 173,373
248,272
Wireless Telecommunications ( 5.89% )
MTN Group Ltd. - ADR 24,500 306,250
Vodacom Group Ltd. 10,700 103,540
409,790
Total South Africa 6,280,721
United Kingdom ( 5.50% )
Precious Metals ( 5.50% )
AngloGold Ashanti PLC 3,000 237,960
Endeavour Mining PLC 3,000 144,300
Total United Kingdom 382,260
Total Common Stocks (Cost $4,283,667) 6,766,502
SOVEREIGN BONDS ( 1.35% )
P ri nc i p al
Amo u nt
South Africa (1.35%)
Republic of South Africa Government Bond, 6.25%, 3/8/2041 $ 100,000 93,709
Total Sovereign Bonds (Cost $91,400) 93,709

Africa Fund
Schedule of Investments (continued)
July 31, 2026 - (Unaudited)
MONEY MARKET FUNDS ( 1.22% ) Sh ar e s F air V alu e
Federated Hermes Government Obligations Fund, Institutional
Class, 3.52%
(b)
84,631 $ 84,631
Total Money Market Funds (Cost $84,631) 84,631
Total Investments — (99.84%)
    (Cost $4,459,698) 6,944,842
Other Assets in Excess of Liabilities (0.16%) 11,144
NET ASSETS — 100.00% $ 6,955,986
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2026.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
REIT - Real Estate Investment Trust

Commonwealth Japan Fund
Schedule of Investments
July 31, 2026 - (Unaudited)
COMMON STOCKS ( 97 .75% ) Sh ar e s F air V alu e
Japan ( 97 .75% )
Alcoholic Beverages ( 1 .58% )
Kirin Holdings Co. Ltd. 7,000 $ 129,867
Auto Parts ( 0 .72% )
DENSO Corp. 4,800 59,332
Automobiles ( 0 .80% )
Toyota Motor Corp. - ADR 350 66,147
Basic & Diversified Chemicals ( 2 .56% )
Mitsubishi Gas Chemical Co., Inc. 8,000 211,144
Building Construction ( 4 .91% )
Kajima Corp. 11,950 404,136
Building Maintenance Services ( 1 .66% )
Taihei Dengyo Kaisha Ltd. 9,000 136,947
Commercial & Residential Building Equipment & Systems
( 1 .78% )
Daikin Industries Ltd. 1,000 146,352
Commercial Finance ( 6 .21% )
Kyushu Leasing Service Co. Ltd. 13,000 128,962
ORIX Corp. 9,500 382,576
511,538
Communications Equipment ( 0 .82% )
Oki Electric Industry Company Ltd. 3,900 67,380
Courier Services ( 1 .10% )
Yamato Holdings Co. Ltd. 7,000 91,012
Diversified Industrials ( 4 .22% )
Hitachi Ltd. 10,500 347,447
Electrical Power Equipment ( 5 .57% )
Meidensha Corp. 7,600 459,330
Electronics Components ( 7 .26% )
Murata Manufacturing Co. Ltd. 6,500 302,845
Nidec Corp.
(a)
6,300 102,552
Taiyo Yuden Co. Ltd. 3,000 192,717
598,114
Exploration & Production ( 1 .69% )
INPEX Corp. 6,100 139,000
Factory Automation Equipment ( 1 .63% )
FANUC Corp. 3,000 134,478
Food & Beverage Wholesalers ( 1 .12% )
Yamae Group Holdings Co. Ltd. 5,200 91,931
Food & Drug Stores ( 1 .62% )
Sugi Holdings Company Ltd. 7,500 132,994

Commonwealth Japan Fund
Schedule of Investments (continued)
July 31, 2026 - (Unaudited)
COMMON STOCKS (97.75%) - (continued) Sh ar e s F air V alu e
Health Care Supplies ( 4 .14% )
Hoya Corp. 2,200 $ 341,048
Home Products Stores ( 1 .16% )
Nitori Holdings Co. Ltd. 6,000 95,690
Infrastructure Construction ( 1 .61% )
Takada Corp. 12,000 132,537
Integrated Electric Utilities ( 1 .40% )
Kansai Electric Power Co., Inc. (The) 7,500 114,994
IT Services ( 3 .13% )
INES Corp. 10,000 134,133
Otsuka Corp. 6,000 123,414
257,547
Life Insurance ( 8 .56% )
Dai-ichi Life Holdings, Inc. 32,000 385,699
T&D Holdings, Inc. 10,000 319,656
705,355
Logistics Services ( 1 .82% )
Nippon Express Holdings Co. Ltd. 4,500 149,217
Mass Merchants ( 0 .97% )
Aeon Kyushu Co. Ltd. 4,500 80,178
Medical Devices ( 7 .03% )
Asahi Intecc Co. Ltd. 16,000 361,171
Terumo Corp. 15,000 219,010
580,181
Multi Asset Class Owners & Developers ( 3 .27% )
Mitsui Fudosan Co. Ltd. 9,000 88,207
Sumitomo Realty & Development Co. Ltd. 8,000 181,088
269,295
P&C Insurance ( 4 .36% )
Sompo Holdings, Inc. 6,900 308,346
Tokio Marine Holdings, Inc. - ADR 1,000 50,660
359,006
Personal Care Products ( 2 .38% )
Kao Corp. 4,000 82,126
Unicharm Corp. 18,000 113,820
195,946
Semiconductor Manufacturing ( 2 .12% )
Tokyo Electron Ltd. 500 174,341
Specialty Apparel Stores ( 3 .58% )
Fast Retailing Co. Ltd. 600 294,739
Specialty Chemicals ( 1 .33% )
Shin-Etsu Chemical Co. Ltd. 3,000 109,316
Transit Services ( 4 .30% )
Daiichi Koutsu Sangyo Co. Ltd. 12,200 56,412

Commonwealth Japan Fund
Schedule of Investments (continued)
July 31, 2026 - (Unaudited)
COMMON STOCKS (97.75%) - (continued) Sh ar e s F air V alu e
Transit Services (4.30%) - continued
East Japan Railway Co. 4,500 $ 103,926
Hankyu Hanshin Holdings, Inc. 4,400 130,338
Keikyu Corp. 6,500 63,583
354,259
Wireless Telecommunications ( 1 .34% )
KDDI Corp. 6,000 110,108
Total Japan 8,050,906
Total Common Stocks (Cost $3,766,710) 8,050,906
CORPORATE BONDS ( 1 .05% )
P ri nc i p al
Amo u nt
United States (1.05%)
American Honda Finance Corp, 1.80%, 1/13/2031 $ 100,000 86,804
Total Corporate Bonds (Cost $88,367) 86,804
MONEY MARKET FUNDS ( 0 .81% ) Sh ar e s
Federated Hermes Government Obligations Fund, Institutional
Class, 3.52%
(b)
66,901 66,901
Total Money Market Funds (Cost $66,901) 66,901
Total Investments — (99.61%)
    (Cost $3,921,978) 8,204,611
Other Assets in Excess of Liabilities (0.39%) 32,320
NET ASSETS — 100.00% $ 8,236,931
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2026.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Commonwealth Global Fund
Schedule of Investments
July 31, 2026 - (Unaudited)
COMMON STOCKS ( 99 .89% ) Sh ar e s F air V alu e
Denmark ( 1 .03% )
Large Pharmaceuticals ( 1 .03% )
Novo Nordisk A/S - ADR 4,000 $ 188,320
Total Denmark 188,320
France ( 4 .18% )
Basic & Diversified Chemicals ( 1 .17% )
Arkema S.A. - ADR 3,130 212,527
Integrated Oils ( 1 .92% )
TotalEnergies S.E. 4,000 351,440
Water Utilities ( 1 .09% )
Veolia Environnement S.A. - ADR 10,000 199,900
Total France 763,867
Germany ( 7 .79% )
Diversified Industrials ( 6 .25% )
Siemens AG - ADR 7,000 1,140,300
Electric Transmission & Dist ( 0 .72% )
RWE A.G. - ADR 2,000 131,940
P&C Insurance ( 0 .82% )
Allianz SE - ADR 3,000 149,280
Total Germany 1,421,520
India ( 2 .10% )
Banks ( 2 .10% )
HDFC Bank Ltd. - ADR 16,000 382,880
Total India 382,880
Ireland ( 0 .94% )
Building Materials ( 0 .94% )
James Hardie Industries PLC
(a)
6,500 170,885
Total Ireland 170,885
Israel ( 1 .46% )
Application Software ( 1 .46% )
NICE Ltd. - ADR
(a)
2,700 266,733
Total Israel 266,733
Japan ( 3 .22% )
Consumer Electronics ( 2 .03% )
Sony Group Corp. - ADR 16,000 372,160
Electronics Components ( 1 .08% )
Nidec Corp.
(a)
50,000 197,500
Life Insurance ( 0 .11% )
Sony Financial Group, Inc. - ADR 4,000 19,280
Total Japan 588,940

Commonwealth Global Fund
Schedule of Investments (continued)
July 31, 2026 - (Unaudited)
COMMON STOCKS (99.89%) - (continued) Sh ar e s F air V alu e
Mexico ( 1 .39% )
Wireless Telecommunications ( 1 .39% )
America Movil S.A.B. de C.V., Class L - ADR 10,000 $ 253,500
Total Mexico 253,500
Netherlands ( 0 .14% )
Packaged Food ( 0 .14% )
Magnum Ice Cream Co. N.V. (The)
(a)
1,400 26,054
Total Netherlands 26,054
Norway ( 3 .25% )
P&C Insurance ( 3 .25% )
Gjensidige Forsikring ASA - ADR 20,000 592,600
Total Norway 592,600
Panama ( 2 .32% )
Airlines ( 2 .32% )
Copa Holdings, S.A., Class A
1
3,000 423,660
Total Panama 423,660
South Africa ( 2 .28% )
Food & Drug Stores ( 2 .28% )
Shoprite Holdings Ltd. - ADR 24,000 416,820
Total South Africa 416,820
Switzerland ( 5 .09% )
Large Pharmaceuticals ( 3 .59% )
Roche Holding AG - ADR 12,000 656,040
Packaged Food ( 1 .50% )
Nestlé S.A. - ADR 2,750 274,863
Total Switzerland 930,903
Taiwan Province of China ( 4 .43% )
Semiconductor Manufacturing ( 4 .43% )
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR 2,000 808,500
Total Taiwan Province of China 808,500
United Kingdom ( 8 .01% )
Alcoholic Beverages ( 0 .87% )
Diageo PLC - ADR 1,800 158,508
Large Pharma ( 3 .48% )
AstraZeneca PLC 3,750 636,150
Personal Care Products ( 1 .81% )
Unilever PLC - ADR 5,222 331,127
Publishing ( 1 .85% )
Pearson PLC - ADR 20,000 338,800
Total United Kingdom 1,464,585

Commonwealth Global Fund
Schedule of Investments (continued)
July 31, 2026 - (Unaudited)
COMMON STOCKS (99.89%) - (continued) Sh ar e s F air V alu e
United States ( 52 .26% )
Auto Parts ( 3 .64% )
Miller Industries, Inc. 13,200 $ 663,960
Automotive Retailers ( 2 .62% )
Group 1 Automotive, Inc. 1,670 478,906
Communications Equipment ( 7 .62% )
Apple, Inc. 4,500 1,390,094
Computer Hardware & Storage ( 6 .84% )
NetApp, Inc. 7,000 1,249,500
Construction & Mining Machinery ( 3 .57% )
Caterpillar, Inc. 800 651,848
Diversified Banks ( 4 .04% )
JPMorgan Chase & Co. 2,100 738,759
Household Products ( 2 .45% )
Procter & Gamble Co. (The) 3,100 447,919
Infrastructure Software ( 5 .92% )
CrowdStrike Holdings, Inc., Class A
(a)
2,000 381,720
Microsoft Corp. 1,500 697,080
1,078,800
Integrated Electric Utilities ( 0 .93% )
Southern Co. (The) 1,800 170,172
Integrated Oil & Gas ( 3 .77% )
Chevron Corp. 3,500 688,905
Life Science & Diagnostics ( 3 .14% )
Thermo Fisher Scientific, Inc. 1,000 574,300
Oilfield Services & Equipment ( 1 .40% )
Natural Gas Services Group, Inc. 7,000 256,480
Online Marketplace ( 2 .23% )
Amazon.com, Inc.
(a)
1,500 407,370
Rail Freight ( 2 .94% )
Norfolk Southern Corp. 1,600 536,768
Waste Management ( 1 .15% )
Republic Services, Inc. 1,000 210,550
Total United States 9,544,331
Total Common Stocks (Cost $6,571,108) 18,244,098

Commonwealth Global Fund
Schedule of Investments (continued)
July 31, 2026 - (Unaudited)
MONEY MARKET FUNDS ( 0 .10% ) Sh ar e s F air V alu e
Federated Hermes Government Obligations Fund, Institutional
Class, 3.52%
(b)
18,863 $ 18,863
Total Money Market Funds (Cost $18,863) 18,863
Total Investments — (99.99%)
    (Cost $6,589,971) 18,262,961
Other Assets in Excess of Liabilities (0.01%) 1,984
NET ASSETS — 100.00% $ 18,264,945
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2026.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Commonwealth Real Estate Securities Fund
Schedule of Investments
July 31, 2026 - (Unaudited)
COMMON STOCKS ( 95.21% ) Sh ar e s F air V alu e
Agricultural Producers ( 0.66% )
BrasilAgro - Company Brasileira de
Propriedades Agricolas - ADR 27,432 $ 102,870
Banks ( 3.42% )
Harleysville Financial Corp. 8,675 270,400
Third Coast Bancshares, Inc.
(a)
6,000 263,040
533,440
Base Metals ( 1.54% )
Teck Resources Ltd., Class B 4,000 240,960
Building Construction ( 2.47% )
Kajima Corp. - ADR 11,900 386,155
Building Materials ( 4.22% )
James Hardie Industries PLC
(a)
25,000 657,250
Cement & Aggregates ( 3.79% )
Cemex S.A.B. de C.V. - ADR 30,000 354,600
CRH PLC 2,500 237,525
592,125
Commercial & Residential Building Equipment & Systems
( 4.53% )
Lennox International, Inc. 1,700 706,996
Data Center REITs ( 5.38% )
Digital Realty Trust, Inc. 3,368 634,935
Equinix, Inc. 200 203,856
838,791
Health Care REITs ( 1.42% )
CareTrust REIT, Inc. 2,500 104,850
Welltower, Inc. 500 117,220
222,070
Home Products Stores ( 3.46% )
Lowe's Cos., Inc. 2,600 540,306
Homebuilding ( 4.07% )
D.R. Horton, Inc. 2,600 371,956
Lennar Corp., Class A 3,200 263,520
635,476
Hotel REITs ( 3.18% )
Host Hotels & Resorts, Inc. 8,000 201,040
Ryman Hospitality Properties, Inc. 2,200 294,030
495,070
Hotels Resorts & Cruise Lines ( 6.35% )
InterContinental Hotels Group PLC - ADR 6,103 990,395
Industrial Machinery ( 2.94% )
Techtronic Industries Co. Ltd. - ADR 5,500 458,755
Industrial REITs ( 7.24% )
First Industrial Realty Trust, Inc. 1,700 111,928

Commonwealth Real Estate Securities Fund
Schedule of Investments (continued)
July 31, 2026 - (Unaudited)
COMMON STOCKS (95.21%) - continued Sh ar e s F air V alu e
Industrial REITs (7.24%) - continued
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. 13,200 $ 499,884
Prologis, Inc. 2,000 289,220
STAG Industrial, Inc. 6,000 229,560
1,130,592
Infrastructure REITs ( 6.08% )
American Tower Corp., Class A 2,500 433,400
Crown Castle International Corp. 2,000 152,600
SBA Communications Corp., Class A 2,000 361,960
947,960
Mortgage Finance ( 1.23% )
Starwood Property Trust, Inc. 12,000 191,760
Multi Asset Class REITs ( 2.11% )
WP Carey, Inc. 4,470 328,992
Residential Owners & Developers ( 1.21% )
Cyrela Brazil Realty S.A. - ADR 44,000 188,760
Residential REITs ( 5.52% )
AvalonBay Communities, Inc. 2,000 371,220
Mid-America Apartment Communities, Inc. 800 105,872
Millrose Properties, Inc. 7,600 212,648
UDR, Inc. 4,500 171,720
861,460
Retail REITs ( 4.34% )
Kite Realty Group Trust 9,000 257,580
National Retail Properties, Inc. 4,000 190,080
Simon Property Group, Inc. 1,000 229,370
677,030
Self-Storage REITs ( 6.36% )
Extra Space Storage, Inc. 2,500 370,100
Global Self Storage, Inc. 39,000 198,900
Public Storage 1,000 324,170
Smartstop Self Storage REIT, Inc. 3,000 100,620
993,790
Specialized REITs ( 7.62% )
Charter Hall Education Trust 99,140 179,442
Gladstone Land Corp. 15,700 127,327
Iron Mountain, Inc. 7,200 880,704
1,187,473
Timber REITs ( 2.88% )
Rayonier, Inc. 10,911 237,642
Weyerhaeuser Co. 8,500 212,755
450,397
Transport Operations & Services ( 3.19% )
Grupo Aeroportuario del Sureste S.A.B. de C.V.
- ADR 1,800 496,116

Commonwealth Real Estate Securities Fund
Schedule of Investments (continued)
July 31, 2026 - (Unaudited)
COMMON STOCKS (95.21%) - continued Sh ar e s F air V alu e
Transport Operations & Services (3.19%) - continued
Total Common Stocks (Cost $7,985,880) $ 14,854,989
U.S. GOVERNMENT & AGENCIES ( 3.50% )
P ri nc i p al
Amo u nt
Federal National Mortgage Association, 0.88% , 8/5/2030 $ 200,000 174,114
United States Treasury Note, 3.38% , 5/15/2033 400,000 371,930
Total U.S. Government & Agencies (Cost $559,750) 546,044
MONEY MARKET FUNDS ( 1.37% ) Sh ar e s
Federated Hermes Government Obligations Fund, Institutional
Class, 3.52%
(b)
214,451 214,451
Total Money Market Funds (Cost $214,451) 214,451
Total Investments — (100.08%)
    (Cost $8,760,081) 15,615,484
Liabilities in Excess of Other Assets (-0.08%) (12,983)
NET ASSETS — 100.00% $ 15,602,501
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2026.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust